Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash on hand		S/ 155	S/ 182
Cash at banks	[1]	48,568	46,611
Short-term deposits	[2]	24,000	43,400
Cash and cash equivalents		S/ 72,723	S/ 90,193

[1]	Cash at banks is denominated in local and foreign currency, are deposited in local and foreign bank and are freely available. The demand deposits interest yield is based on daily bank deposit rates.
[2]	The short-term deposits held in domestic banks were freely available and earned interest at the respective short-term market rates and original maturity less than three months.